Intangible Assets	12 Months Ended
May 31, 2020
Intangible assets
Intangible assets
9.	Intangible assets

	Customer relationships	Corporate website	Licences, permits & applications	Non-compete agreements	Intellectual property, trademarks & brands	Total intangible assets
Cost
At May 31, 2018	$11,730	$409	$139,170	$1,930	$81,086	$234,325
Business acquisitions	21,300	—	123,956	1,400	16,200	162,856
Additions	—	496	12,754	—	1,244	14,494

At May 31, 2019	33,030	905	275,880	3,330	98,530	411,675
Additions	112	557	2,893	2	1,944	5,508
Impairment	—	—	(19,363)	—	—	(19,363)
Effect of foreign exchange	(540)	(5)	68	(55)	(358)	(890)

At May 31, 2020	$32,602	$1,457	$259,478	$3,277	$100,116	$396,930

Accumulated depreciation
At May 31, 2018	$1,274	$256	$277	$314	$5,760	$7,881
Amortization	4,729	161	582	1,176	5,090	11,738

At May 31, 2019	6,003	417	859	1,490	10,850	19,619
Amortization	6,040	437	176	1,348	6,273	14,274

At May 31, 2020	$12,043	$854	$1,035	$2,838	$17,123	$33,893

Net book value
At May 31, 2018	$10,456	$153	$138,893	$1,616	$75,326	$226,444
At May 31, 2019	$27,027	$488	$275,021	$1,840	$87,680	$392,056
At May 31, 2020	$20,559	$603	$258,443	$439	$82,993	$363,037

Included in Licences, permits & applications is $254,216 of indefinite lived intangible assets.